Note 10 - Capital Stock (Details Textual) CAD / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD CAD / shares
FC Co [Member] | First Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price			CAD 2.351
FC Co [Member] | Second Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price			CAD 4.578
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares		20
Subordinate Voting Shares [Member]
Share Price | CAD / shares			CAD 63.74
Contingent Liabiilty Upon Sale of Control | $	$ 166,976	$ 166,976